General and administrative expense	6 Months Ended
Jun. 30, 2026
General and administrative expense [Abstract]
General and administrative expense
26 General and administrative expense
General and administrative expense
General and administrative expense is comprised of the following:

	For the three months ended June 30		For the six months ended June 30
In thousands of USD	2025	2026	2025	2026
Staff Costs	9,319	9,470	18,221	19,688
Occupancy Costs	255	386	476	670
Professional fees	4,156	2,081	6,437	4,644
Travel and entertainment	405	387	887	730
Office and related expenses	1,093	1,138	2,202	2,279
Bank fees & payment costs	231	219	399	514
Bad debt expense	168	186	378	124
Tax expense / (reversal)	(1,256)	859	(112)	1,098
Depreciation and amortization	2,034	2,029	3,967	4,100
Other general and administrative expense	558	70	1,297	929
General and administrative expense	16,963	16,825	34,152	34,776
For the six months ended June 30, 2026, staff costs expense includes stock units granted to eligible employees of USD2,794 thousand (For the six months ended June 30, 2025: USD1,999 thousand).
For the six months ended June 30, 2026, other general and administrative expense includes USD1,023 thousand (For the six months ended June 30, 2025: USD1,248 thousand) for insurance premiums.